Share-Based Payment Arrangements - Summary of Granted 2021 RSAs (Detail) shares in Millions	12 Months Ended
Dec. 31, 2023 TWD ($) shares
2021 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	1.4
Issuance of stocks	0.0
Vested shares	(0.3)
Canceled shares	(0.4)
Balance, end of year	0.7
Weighted-average fair value of RSAs | $	$ 325.81
2022 Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year	0.0
Issuance of stocks	2.1
Balance, end of year	2.1
Weighted-average fair value of RSAs | $	$ 277.71